National Semiconductor acquisition (Acquired finite-lived intangible assets) (Details) (USD $) In Millions, unless otherwise specified									12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 In-process R&D [Member]		Dec. 31, 2010 In-process R&D [Member]		Dec. 31, 2011 National [Member]	Sep. 23, 2011 National [Member]	Dec. 31, 2011 National [Member] Developed technology [Member] years	Dec. 31, 2011 National [Member] Customer relationships [Member] years	Dec. 31, 2011 National [Member] Other [Member] years	Dec. 31, 2011 National [Member] In-process R&D [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Identified intangible assets subject to amortization, Asset Amount							$ 2,851		$ 2,025	$ 810	$ 16
Acquired intangible assets	2,960	0	93	[1]	0	[1]	2,956	2,956				105	[1]
Total identified intangible assets	$ 2,960	$ 0	$ 93	[1]	$ 0	[1]	$ 2,956	$ 2,956				$ 105	[1]
Identified intangible assets subject to amortization, Weighted Average Useful Life (Years)									10	8	3

[1]	In-process R&D is not amortized until the associated project has been completed. Alternatively, if the associated project is determined not to be viable, it will be expensed.